Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 5,271	$ 5,556	$ 5,418
Cost of sales [Abstract]
Materials consumed	1,702	1,643	1,504
Cost of labor	766	791	777
Depreciation and amortization	384	384	363
Energy and fuel	340	349	343
Other	262	535	759
Cost of sales	$ 3,454	$ 3,702	$ 3,746